UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Edgemoor Investment Advisors, Inc.

Address:   7250 Woodmont Avenue
           Suite 315
           Bethesda, MD  20814


Form 13F File Number: 28-11064


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Paul P. Meehan
Title:  Compliance Officer
Phone:  301-543-8881

Signature,  Place,  and  Date  of  Signing:

/s/ Paul P. Meehan                 Bethesda, MD                       2/4/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             129

Form 13F Information Table Value Total:  $      356,742
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ----------------------
                                                                VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ---------- ------ ----
3M Co.                                COM            88579Y101     8820   102205 SH       SOLE                102204.594      0    0
AES Trust III                         PFD            00808N202      358     7315 SH       SOLE                      7315      0    0
AGL Res                               COM            001204106      697    19431 SH       SOLE                     19431      0    0
AT&T Inc.                             COM            00206r102      313    10666 SH       SOLE                     10666      0    0
Amer Electric Power Co.               COM            025537101     1472    40898 SH       SOLE                     40898      0    0
American Express Co.                  COM            025816109     9804   228436 SH       SOLE                228436.104      0    0
Amgen Inc.                            COM            031162100      275     5010 SH       SOLE                      5010      0    0
Annaly Mortgage Management            COM            035710409     3846   214598 SH       SOLE                214597.636      0    0
Apartment Invest. & Mgt. Pfd. Y       PFD            03748R796      311    12300 SH       SOLE                     12300      0    0
Archer Daniels Midland Corp.          PFD            039483201     1065    27420 SH       SOLE                     27420      0    0
Atlantic Power Corp.                  COM            04878Q863      693    46961 SH       SOLE                 46960.564      0    0
Atmos Energy Corp.                    COM            049560105     1818    58265 SH       SOLE                     58265      0    0
Automatic Data Process.               COM            053015103    10999   237652 SH       SOLE                237652.434      0    0
Avon Products Inc.                    COM            054303102     2660    91550 SH       SOLE                     91550      0    0
BB&T Cap Trust VI Pfd Sec             PFD            05531B201      639    22100 SH       SOLE                     22100      0    0
BCE Inc.                              COM            05534B760      688    19406 SH       SOLE                     19406      0    0
Bank of New York                      COM            064057102      491    16248 SH       SOLE                     16248      0    0
Becton Dickinson Co                   COM            075887109     7298    86351 SH       SOLE                 86350.864      0    0
Berkshire Hathaway Inc. - A           COM            084670108     1084        9 SH       SOLE                         9      0    0
Berkshire Hathaway Inc. - B           COM            084670702    15488   193336 SH       SOLE                    193336      0    0
Biomed Realty Tr PFD A                PFD            09063H206     2373    94898 SH       SOLE                     94898      0    0
Boardwalk Pipeline Partners, LP       COM            096627104      304     9750 SH       SOLE                      9750      0    0
CVS Corp. Del                         COM            126650100      229     6573 SH       SOLE                      6573      0    0
Canadian Natural Resources Ltd.       COM            136385101      364     8190 SH       SOLE                      8190      0    0
CenterPoint Energy                    COM            15189T107      512    32548 SH       SOLE                     32548      0    0
Chevrontexaco Corp.                   COM            166764100      901     9878 SH       SOLE                      9878      0    0
Cigna Corp.                           COM            125509109      325     8856 SH       SOLE                      8856      0    0
Cisco Systems Inc.                    COM            17275r102     7121   351988 SH       SOLE                    351988      0    0
Citigroup Inc.                        COM            172967101       67    14072 SH       SOLE                 14071.634      0    0
Coca Cola Company                     COM            191216100      224     3400 SH       SOLE                      3400      0    0
Colgate-Palmolive Co.                 COM            194162103      201     2500 SH       SOLE                      2500      0    0
Comcast Corp. 6.6% Pfd.               PFD            20030N507     1027    40360 SH       SOLE                     40360      0    0
Comcast Corp. 6.8% Pfd.               PFD            20030N408      719    28405 SH       SOLE                     28405      0    0
Comcast Corp. 7.0% Pfd.               PFD            20030N309      539    21250 SH       SOLE                     21250      0    0
Compass Minerals International        COM            20451N101     5925    66367 SH       SOLE                 66366.638      0    0
ConocoPhillips                        COM            20825C104      613     9008 SH       SOLE                      9008      0    0
Constellation Energy Preferred A      PFD            210387205      229     8580 SH       SOLE                      8580      0    0
Corts Provident Trust 1 Pfd.          PFD            22080X203      495    18830 SH       SOLE                     18830      0    0
Cross Timbers Royalty Trust           COM            22757R109     1044    26190 SH       SOLE                     26190      0    0
Danaher Corp. Del                     COM            235851102      675    14310 SH       SOLE                     14310      0    0
Devon Energy Corp.                    COM            25179M103     9667   123133 SH       SOLE                 123133.02      0    0
Diageo PLC ADR                        COM            25243Q205    11408   153474 SH       SOLE                153474.119      0    0
Dominion Resources Inc.               COM            25746U109     2595    60748 SH       SOLE                     60748      0    0
DuPont Fabros Technology Inc.         COM            26613Q205     1299    51865 SH       SOLE                     51865      0    0
Duke Energy Corp.                     COM            26441C105     2171   121885 SH       SOLE                    121885      0    0
Eaton Vance Tax                       COM            27829F108      192    18250 SH       SOLE                     18250      0    0
Enbridge Energy Mgmt                  COM            29250X103     2910    45573 SH       SOLE                 45572.941      0    0
Enbridge Energy Ptrs. LP              COM            29250R106     1237    19832 SH       SOLE                     19832      0    0
Energy Transfer Partners              COM            29273R109     4458    86026 SH       SOLE                     86026      0    0
Enerplus Resources Fund               COM            29274D604     1310    42468 SH       SOLE                 42468.287      0    0
Enterprise Products Pptns Lp          COM            293792107     2088    50172 SH       SOLE                     50172      0    0
Exelon Corp.                          COM            30161N101     4907   117839 SH       SOLE                    117839      0    0
ExxonMobil Corp.                      COM            30231G102    10849   148375 SH       SOLE                148375.191      0    0
Felcor Lodging Trust Inc. Pfd. A      PFD            31430F200     1630    65325 SH       SOLE                     65325      0    0
Felcor Lodging Trust Inc. Pfd. C      PFD            31430F507     1298    52322 SH       SOLE                     52322      0    0
Frontier Communications Corp.         COM            35906A108      235    24172 SH       SOLE                  24172.32      0    0
General Dynamics Corp.                COM            369550108     2791    39325 SH       SOLE                     39325      0    0
General Electric Co.                  COM            369604103     7570   413876 SH       SOLE                413876.092      0    0
General Mills Inc.                    COM            370334104     2135    59997 SH       SOLE                     59997      0    0
Goldman Sachs Group Inc.              COM            38141G104      216     1285 SH       SOLE                      1285      0    0

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ----------------------
                                                                VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ---------- ------ ----
Google Inc. Cl A                      COM            38259p508     5374     9047 SH       SOLE                      9047      0    0
Great Plains Energy Inc.              COM            391164100      685    35327 SH       SOLE                     35327      0    0
HSBC USA, Inc. Preferred D            PFD            40428H706     1133    45668 SH       SOLE                     45668      0    0
Hersha Hospitality Trust Pfd. A       PFD            427825203      256    10350 SH       SOLE                     10350      0    0
Huaneng Power International           COM            443304100      728    34044 SH       SOLE                     34044      0    0
Intel Corp.                           COM            458140100      771    36661 SH       SOLE                     36661      0    0
Johnson & Johnson                     COM            478160104    10427   168583 SH       SOLE                168582.625      0    0
Kinder Morgan Energy Ptrs.            COM            494550106     3801    54095 SH       SOLE                     54095      0    0
Kinder Morgan Mgmt.                   COM            49455U100     5992    89600 SH       SOLE                  89599.57      0    0
LTC Properties, Inc. Preferred F      PFD            502175607      318    12244 SH       SOLE                     12244      0    0
Legg Mason Corp Unit                  COM            524901303      979    28890 SH       SOLE                     28890      0    0
Linn Energy, LLC                      COM            536020100      375    10000 SH       SOLE                     10000      0    0
Lowe's Companies Inc.                 COM            548661107     9390   374419 SH       SOLE                374419.338      0    0
MFA Mortgage Investments Pfd. A       PFD            55272X201      296    11800 SH       SOLE                     11800      0    0
Magellan Midstream Partners LP COM    COM            559080106      313     5538 SH       SOLE                      5538      0    0
Markel Corp.                          COM            570535104      404     1069 SH       SOLE                      1069      0    0
Medtronic Inc.                        COM            585055106     2174    58628 SH       SOLE                 58627.621      0    0
Methanex Corp.                        COM            59151K108      977    32139 SH       SOLE                     32139      0    0
Microsoft Corp.                       COM            594918104     9764   349839 SH       SOLE                349839.442      0    0
National Grid PLC ADR                 COM            636274300     2565    57804 SH       SOLE                 57804.124      0    0
Noble Corp.                           COM            H5833N103     4491   125560 SH       SOLE                125559.958      0    0
Novartis AG ADR                       COM            66987V109    12716   215707 SH       SOLE                215707.152      0    0
Nstar                                 COM            67019E107     1084    25693 SH       SOLE                     25693      0    0
Nustar Energy LP                      COM            67058H102      274     3946 SH       SOLE                      3946      0    0
Nuveen Floating Rate Income Fund      COM            67072T108     1056    89458 SH       SOLE                 89458.076      0    0
Oneok Inc.                            COM            682680103      379     6834 SH       SOLE                  6833.803      0    0
Optelecom-NKF Inc.                    COM            683818207       30    12455 SH       SOLE                     12455      0    0
Owens & Minor                         COM            690732102      212     7200 SH       SOLE                      7200      0    0
Penn West Energy Trust                COM            707885109     1691    70688 SH       SOLE                 70688.403      0    0
Pepsico Inc.                          COM            713448108      544     8332 SH       SOLE                      8332      0    0
Pfizer Inc.                           COM            717081103     6761   386140 SH       SOLE                386140.135      0    0
Plains All American Pipeline Lp       COM            726503105      284     4525 SH       SOLE                      4525      0    0
Potomac Electric Pwr Co.              COM            713291102      476    26060 SH       SOLE                     26060      0    0
Procter & Gamble Co.                  COM            742718109    12239   190246 SH       SOLE                190245.807      0    0
Provident Energy Trust                COM            74386K104     2079   261451 SH       SOLE                    261451      0    0
Public Storage Dep                    PFD            74460D232      444    17773 SH       SOLE                     17773      0    0
Public Storage Preferred G            PFD            74460D364      241     9560 SH       SOLE                      9560      0    0
Public Storage Prf K                  PFD            74460D273      263    10350 SH       SOLE                     10350      0    0
Range Resources Corporation           COM            75281A109      396     8810 SH       SOLE                      8810      0    0
SPDR Barclays Capital High Yield Bond COM            78464A417     1497    37710 SH       SOLE                     37710      0    0
SPDRs                                 COM            78462F103      402     3200 SH       SOLE                      3200      0    0
Schlumberger Ltd.                     COM            806857108      234     2800 SH       SOLE                      2800      0    0
Spectra Energy                        COM            847560109     3128   125164 SH       SOLE                125164.057      0    0
St. Joe Company                       COM            790148100     2227   101940 SH       SOLE                    101940      0    0
Sun Hydraulics Corp.                  COM            866942105      647    17119 SH       SOLE                     17119      0    0
Sunstone Hotel Investors Pfd. A       PFD            867892200     1181    47990 SH       SOLE                     47990      0    0
TC Pipelines LP                       COM            87233q108      722    13885 SH       SOLE                     13885      0    0
Terex Corp.                           COM            880779103     9716   313016 SH       SOLE                    313016      0    0
Thermo Fisher Scientific Inc.         COM            883556102     7570   136733 SH       SOLE                    136733      0    0
Tupperware Corp.                      COM            899896104      460     9656 SH       SOLE                      9656      0    0
United Parcel Service - B             COM            911312106     8969   123569 SH       SOLE                123568.583      0    0
Unumprovident Corp.                   COM            91529Y106      438    18100 SH       SOLE                     18100      0    0
Verizon Communications                COM            92343v104     3751   104844 SH       SOLE                    104844      0    0
Virginia Commerce Banccorp Inc.       COM            92778Q109      271    43805 SH       SOLE                     43805      0    0
Vodaphone Group ADR                   COM            92857W209      641    24259 SH       SOLE                     24259      0    0
Wal-Mart Stores Inc.                  COM            931142103     4126    76508 SH       SOLE                 76508.152      0    0
Walgreen Company                      COM            931422109      438    11245 SH       SOLE                     11245      0    0
Weight Watchers Int'l.                COM            948626106     8354   222843 SH       SOLE                222843.059      0    0
Wellpoint Inc.                        COM            94973V107     7453   131079 SH       SOLE                    131079      0    0
Wells Fargo & Co.                     COM            949746101      248     7996 SH       SOLE                      7996      0    0

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ----------------------
                                                                VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ---------- ------ ----
Wells Fargo & Co. Pfd A               PFD            949746804     4307     4305 SH       SOLE                      4305      0    0
Westar Energy Inc.                    COM            95709T100     1014    40300 SH       SOLE                     40300      0    0
Western Union Co.                     COM            959802109     9526   512996 SH       SOLE                 512995.82      0    0
WisdomTree Emerging Markets           COM            97717W315     9707   162627 SH       SOLE                162627.297      0    0
WisdomTree International Large-Cap    COM            97717W794      218     4795 SH       SOLE                      4795      0    0
Div
WisdomTree Pacific ex-Japan Total Div COM            97717W810      304     4575 SH       SOLE                      4575      0    0
Xcel Energy Inc.                      COM            98389B100     1604    68115 SH       SOLE                     68115      0    0
Zimmer Holdings Inc.                  COM            98956P102     1209    22525 SH       SOLE                     22525      0    0
iShares Barclay 1-3 Year Credit Bond  COM            464288646      325     3120 SH       SOLE                      3120      0    0